Debt (Tables)	9 Months Ended
Sep. 30, 2024
Debt [abstract]
Summary of Debt

The Company’s debt is as follows:

	September 30, 2024		December 31, 2023
Short-term debt:
Short-term financing of transportation and store equipment	Ps.	115,197	Ps.	112,142
Supplier finance arrangement (1) (3)		559,229		449,850
Credit Lines (2) (3)		240,951		182,145
Total short-term debt	Ps.	915,377	Ps.	744,137
Long-term debt:
Long-term financing of transportation and store equipment	Ps.	88,273	Ps.	127,602
Promissory Notes		—		449,716
Total long-term debt	Ps.	88,273	Ps.	577,318
Total debt	Ps.	1,003,650	Ps.	1,321,455

(1)
According to an Agreement signed with Santander, the Company’s liability related to the accounts payable factored by its suppliers was allowed to be for an aggregate amount of up to Ps.500,000. As of September 30, 2024 and December 31, 2023, the Company had Ps. 181,229 and Ps. 284,080, respectively, available under this Agreement.
(2)
The Company’s liability to Santander related to the credit line had an aggregate amount of up to Ps. 100,000. On December 4, 2023, the Company increased the aggregate amount of the credit line up to Ps. 300,000. As of September 30, 2024 and December 31, 2023, the Company had an available credit line amount of Ps. 169,049 and Ps. 117,855, respectively. In addition, on December 4, 2023, the Company entered into an additional credit line agreement (leased contracts) with Santander for an amount of up to Ps. 200,000.
(3)
According to the HSBC Agreement, the Company´s liability to HSBC related to the supplier finance arrangement and the credit line for a combined aggregate amount of Ps. 450,000. As of December 31, 2023, the Company did not have an outstanding balance under the credit line; however, as of September 30, 2024, the Company had an outstanding balance under the credit line of Ps. 110,000. Consequently, as of September 30, 2024 and December 31, 2023, the Company had a total available amount of Ps. 99,542 and Ps. 216,070, respectively.

Summary of Short Term and Long Term Debt

The transportation and store equipment are pledged as collateral. This financing is denominated, in Mexican pesos and accrues monthly interest as shown below.

			Remaining contract	September 30,		December 31,
Institution	Concept	Effective rate	period (1)	2024		2023
Banco Mercantil del Norte	Transportation equipment	From 13.20 to 14.99	1 year	Ps.	149	Ps.	149
Daimler Chrysler Financial Services	Transportation equipment	From 12.20 to 12.90	1 year		114,532		111,551
Daimler Chrysler Financial Services	Transportation equipment	From 12.30 to 12.90	3 years		87,717		127,602
NR Finance México, S.A. de C.V. SOFOM E.N.R.	Transportation equipment	9.43	1 year		13		13
Toyota Financial Services	Transportation equipment	11.99	1 year		—		70
Grupo Financiero Santander	Transportation equipment	12.99	1 year		—		123
Baliequipment Sa D	Cooling equipment	12.98	1 year		—		236
ALD Market Innovation	Cooling equipment	10	1 year		503		—
ALD Market Innovation	Cooling equipment	10	2 year		556		—
Grupo Financiero Santander	Santander credit line	TIIE + 2.00	1 year		130,951		182,145
Grupo Financiero HSBC	HSBC credit line	TIIE + 3.25	1 year		110,000		—
Supplier finance arrangement	HSBC	N/A	N/A		240,458		233,930
Supplier finance arrangement	Santander	N/A	N/A		318,771		215,920
Total debt					1,003,650		871,739
Total short-term debt					915,377		744,137
Total long-term debt				Ps.	88,273	Ps.	127,602

(1)
Relates to the remaining period of the contract. Nevertheless, multiple contracts are included in each row. In addition, the value of the contract for 1 year and for more than one year is included.

Schedule of Debt Under Promissory Notes

As of December 31, 2023, the Company’s debt under the Promissory Notes was as follows:

	December 31, 2023
Promissory Notes	Amount of the Promissory Notes US$(1)	Currency	Principal Ps.(2)		Accrued Interest Payable Ps.(2)		Total Ps.(2)		Interest Rate	Maturity	Guarantee(3)
Non-Current Senior Promissory Notes (Note 9a)	94,747,329	US$	Ps.	7,834	Ps.	12,620	Ps.	20,454	14%	Dec 2026	Guaranteed
2017 Junior Promissory Notes (Note 9b)	5,000,000	US$		13,515		20,627		34,142	15%	Dec 2026	Guaranteed
2020 Junior Promissory Notes (Note 9c)	650,000	US$		9,291		5,827		15,118	14%	Dec 2026	Guaranteed
Convertible Notes (Note 10a)	15,000,000	US$		248,569		131,433		380,002	14%	Nov 2026	Guaranteed
Total	115,397,329		Ps.	279,209	Ps	170,507	Ps.	449,716

(1)
Amounts in the “Amount of the Promissory Notes” column is presented in the original issuance amount in US$.
(2)
Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican pesos. These columns correspond only to amounts due to non-related parties of BBB Foods Inc. The remainder of the amount of each Promissory Note is disclosed as debt to related parties (See Note 9).
(3)
On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.´s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.